Share-based Compensation (Details) - Schedule of the assumptions used in determining the fair value of the 2022 Options on the grant date	Aug. 12, 2022 USD ($)
Share-based Compensation (Details) - Schedule of the assumptions used in determining the fair value of the 2022 Options on the grant date [Line Items]
Expected dividend yield	3.69%
Minimum [Member]
Share-based Compensation (Details) - Schedule of the assumptions used in determining the fair value of the 2022 Options on the grant date [Line Items]
Risk-free interest rates	2.92%
Expected volatility	119.90%
Expected life in years	5 years 6 months 14 days
Fair value of options on grant date (in Dollars)	$ 159
Maximum [Member]
Share-based Compensation (Details) - Schedule of the assumptions used in determining the fair value of the 2022 Options on the grant date [Line Items]
Risk-free interest rates	2.96%
Expected volatility	131.90%
Expected life in years	7 years 14 days
Fair value of options on grant date (in Dollars)	$ 164.6000